SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	$ 639,445	$ 481,091	$ 289,425
Less: current portion	451,119	422,653	101,207
Non-current portion	188,326	58,438	188,218
Non-current portion	188,326	58,438	188,218
Bank Loan From The Trust In P R C [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	29,139	60,049	67,438
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	463,471	276,447	143,192
Guangdong Nanyue Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	51,954	67,375
WeBank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	70,508	77,220	$ 78,795
Bank of Ningbo [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	$ 24,373